Allowance for Credit Losses	12 Months Ended
Dec. 31, 2022
Allowance For Credit Loss [Abstract]
Allowance for Credit Losses

(5) Allowance for Credit Losses

The Company’s allowance for credit losses is estimated based on historical losses, current economic conditions, and ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, lessee credit ratings, management’s current assessment of each lessee’s financial condition and the recoverability.

Accounts Receivable

The allowance for credit losses included in accounts receivable, net, amounted to $1,582 and $1,290 as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, the allowance for credit losses related to the billed amounts under the container leaseback financing receivable and finance leases that were included in accounts receivable, net, amounted to $586 and $592, respectively.

Net Investment in Finance Leases and Container Leaseback Financing Receivable

The allowance for credit losses related to unbilled amounts under finance leases and included in net investment in finance leases, net, amounted to $1,279 and $743 as of December 31, 2022 and 2021, respectively. The allowance for credit losses related to unbilled amounts under the financing arrangements and included in container leaseback financing receivable, net, amounted to $114 and $113 as of December 31, 2022 and 2021, respectively.

As of December 31, 2022, the Company’s net investment in finance leases and container leaseback financing receivable are primarily comprised of the largest shipping lines under “Tier 1” risk rating which represented 88.3% and 97.4%, respectively, of the Company’s portfolio (see Note (g) “Nature of Business and Summary of Significant Accounting Policies” for description of internal risk ratings).

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of December 31, 2022:

	Year Ended December 31, 2022	2021	2020	2019	2018	Prior	Total
Tier 1	$84,987	$818,866	$566,132	$97,860	$31,042	$8,464	$1,607,351
Tier 2	33,981	76,583	32,822	28,761	15,899	1,742	189,788
Tier 3	9,726	6,430	1,823	5,853	331	13	24,176
Net investment in finance leases	$128,694	$901,879	$600,777	$132,474	$47,272	$10,219	$1,821,315

Tier 1	$504,774	$11,435	$100,662	$186,170	$—	$—	$803,041
Tier 2	—	4,021	—	17,684	—	—	21,705
Container leaseback financing receivable	$504,774	$15,456	$100,662	$203,854	$—	$—	$824,746